Shareholder Report, Holdings (Details) - Kingsbarn Dividend Opportunity ETF [Member]	Oct. 31, 2025
Acres Commercial Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.31%
Trinity Capital Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.11%
BrightSpire Capital, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.09%
Eagle Point Credit Company Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.02%
Invesco Mortgage Capital, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.99%
Rithm Capital Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.88%
Claros Mortgage Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.75%
Portman Ridge Finance Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Chimera Investment Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%
Cherry Hill Mortgage Investment Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Residential Mortgage Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.27%
Commercial Mortgage Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.17%
Business Development Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.44%
Diversified Mortgage Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.38%
Closed-End Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.02%